Accrued expenses and other payables	12 Months Ended
Dec. 31, 2011
Accrued expenses and other payables [Abstract]
Accrued expenses and other payables

11. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2010	2011
Accrued payroll and staff benefits	$1,926	$666
Accrued professional fee	1,044	1,638
Business tax and surcharges payable	9,076	9,253
Contingent liabilities (Note 20(c))	2,602	360
Accrued liabilities for abandonment of lease	1,900	—
Other accrued liabilities	1,383	2,035

Total accrued expenses and other payables	$17,931	$13,952